Gain or loss on disposal of securities at fair value through other comprehensive income and securities at amortized cost (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Gain or loss on disposal of financial assets at fair value through other comprehensive income and securities at amortized cost [Abstract]
Gain on disposal of financial assets at fair value through other comprehensive income		₩ 159,883	₩ 28,018
Loss on disposal of financial assets at fair value through other comprehensive income		(7,605)	(7,464)
Gain on disposal of securities at amortized cost	[1]	86	0
Loss on disposal of securities at amortized cost	[1]	(20)	(9)
Total		₩ 152,344	₩ 20,545

[1]	The issuers of those securities have exercised the early redemption options.